Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
IfrsStatementLineItems [Line Items]
Shares granted	$ 0.1	$ 0.0	$ 0.1	$ 0.2
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.2	0.1	0.3	0.3
RSUs [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0.8	$ 0.1	$ 0.8	$ 0.4